Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
- (Continued)
1
July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
Shares Value
COMMON STOCKS — 98.6%
Banks — 2.0%
556,465 Bank of China Ltd. - H Shares ..... $ 185,308
2,863 Bank of Montreal .............. 156,632
224,988 China Minsheng Banking Corp. Ltd. -
H Shares ................. 141,709
7,455 Fifth Third Bancorp ............. 148,056
20,070 SpareBank 1 SMN .............. 172,919
804,624
Communication Services — 6.9%
11,544 AT&T, Inc. ................... 341,471
40,661 China Mobile Ltd. .............. 277,558
3,622 Cogeco Communications, Inc. ..... 276,088
9,655 Comcast Corp. - Class A ......... 413,234
8,275 JCDecaux SA ................. 139,974
13,780 NTT DOCOMO, Inc. .......... 379,379
502 Swisscom AG ................. 266,846
7,197 Verizon Communications, Inc. ..... 413,684
5,278 Yandex NV - Class A(a) .......... 303,696
2,811,930
Consumer Discretionary — 6.0%
54,461 Barratt Developments Plc ........ 361,767
4,643 Cheesecake Factory, Inc. (The) ..... 111,432
1,401 Cracker Barrel Old Country Store, Inc. 154,768
9,196 Electrolux AB- Series B .......... 172,827
7,838 Industria de Diseno Textil S.A. ..... 207,691
91,780 Kingfisher Plc ................. 290,034
3,533 Las Vegas Sands Corp. ........... 154,180
3,721 Starbucks Corp. ................ 284,768
64,156 Super Retail Group Ltd. .......... 405,496
2,284 Target Corp. .................. 287,510
2,430,473
Consumer Staples — 8.3%
37,795 Arca Continental SAB de CV ...... 189,629
1,583 Clorox Co. (The) ............... 374,395
13,145 Coca-Cola European Partners Plc ... 541,180
1,450 Hershey Co. (The) .............. 210,844
3,325 Kimberly-Clark Corp. ........... 505,533
4,816 PepsiCo, Inc. .................. 662,971
2,640 Reckitt Benckiser Group Plc ...... 264,712
9,849 Seven & i Holdings Co. Ltd. ...... 297,632
11,538 Tate & Lyle Plc ................ 98,204
3,755 Unilever NV .................. 221,885
3,366,985
Diversified Financials — 9.9%
11,931 3i Group Plc .................. 137,332
755 FactSet Research Systems, Inc. ..... 261,457
979 Goldman Sachs Group, Inc. (The) .. 193,803
7,440 IGM Financial, Inc. ............. 182,910
26,118 Janus Henderson Group Plc ....... 545,605
87,464 Jupiter Fund Management Plc ..... 258,692
5,190 Lazard Ltd. - Class A ............ 152,171
965 Moody's Corp. ................ 271,455
4,774 Morgan Stanley ................ 233,353
Shares Value
Diversified Financials (continued)
2,197 Morningstar, Inc. ............... $ 369,184
740 MSCI, Inc. ................... 278,225
2,786 S&P Global, Inc. ............... 975,796
16,060 UBS Group AG ................ 189,199
4,049,182
Energy — 2.0%
7,797 Aker BP ASA .................. 148,471
27,277 ARC Resources Ltd. ............ 115,873
19,201 Eni SpA ..................... 171,040
12,065 Equinor ASA .................. 180,892
18,596 Husky Energy, Inc. ............. 59,837
25,670 MOL Hungarian Oil & Gas Plc .... 151,215
827,328
Health Care — 17.3%
3,147 Abbott Laboratories ............. 316,714
4,334 Agilent Technologies, Inc. ........ 417,494
1,177 Amgen, Inc. .................. 287,977
931 Anthem, Inc. .................. 254,908
43,478 Astellas Pharma, Inc. ............ 678,168
1,518 AstraZeneca Plc ................ 167,709
4,001 Baxter International, Inc. ......... 345,606
1,541 Biogen, Inc.(a) ................. 423,297
1,176 CSL Ltd. ..................... 228,735
3,176 Danaher Corp. ................ 647,269
33,297 Fleury SA .................... 163,467
3,150 Medtronic Plc ................. 303,912
4,827 Merck & Co., Inc. .............. 387,319
8,841 Novo Nordisk A/S - B Shares ...... 580,081
12,476 Pfizer, Inc. .................... 480,077
1,972 Quest Diagnostics, Inc. .......... 250,582
772 Roche Holding AG ............. 267,387
2,437 Sanofi ....................... 255,879
799 Thermo Fisher Scientific, Inc. ...... 330,746
1,797 Zimmer Biomet Holdings, Inc. .... 242,343
7,029,670
Industrials — 11.2%
4,855 Allison Transmission Holdings, Inc. . 181,383
6,391 Deutsche Post AG .............. 259,413
7,153 Ebara Corp. .................. 169,920
9,196 Electrolux Professional AB - B
Shares(a) ................. 36,307
1,100 General Dynamics Corp. ......... 161,414
15,128 Hino Motors Ltd. .............. 87,233
1,299 Illinois Tool Works, Inc. .......... 240,302
16,044 Keppel Corp. Ltd. .............. 63,180
13,225 Kongsberg Gruppen ASA ......... 200,693
556 Lockheed Martin Corp. .......... 210,707
2,256 ManpowerGroup, Inc. ........... 155,190
1,444 Norfolk Southern Corp. .......... 277,551
577 Northrop Grumman Corp. ....... 187,531
2,495 Regal Beloit Corp. .............. 229,465
81,058 Royal Mail Plc ................. 169,506
17,408 Sandvik AB(a) ................. 325,330

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
- (Continued)
2
July 31, 2020
(Unaudited)
The following abbreviation is used in the report:
Shares Value
Industrials (continued)
1,595 Siemens AG .................. $ 203,261
7,629 Signify NV ................... 228,895
16,588 SKF AB - B Shares .............. 307,091
1,336 Snap-on, Inc. ................. 194,882
3,831 Thomson Reuters Corp. .......... 267,308
5,392 Toyota Tsusho Corp. ............ 136,760
2,352 Waste Management, Inc. ......... 257,779
4,551,101
Information Technology — 21.8%
3,253 Accenture Plc - Class A .......... 731,209
6,066 Amdocs Ltd. .................. 376,699
717 Apple, Inc. ................... 304,754
2,148 Atos SE ...................... 183,674
1,382 CACI International, Inc. - Class A(a) 287,207
5,219 Canon, Inc. ................... 83,987
5,529 Cognizant Technology Solutions Corp.
- Class A ................. 377,741
2,090 Fidelity National Information Services,
Inc. ..................... 305,788
3,316 Fujitsu Ltd. ................... 443,996
12,391 Intel Corp. ................... 591,423
2,834 International Business Machines Corp. 348,412
1,219 Intuit, Inc. ................... 373,465
1,440 Jack Henry & Associates, Inc. ..... 256,752
7,800 Juniper Networks, Inc. ........... 197,964
105,728 Konica Minolta, Inc. ............ 280,059
3,176 Leidos Holdings, Inc. ............ 302,228
4,916 Micron Technology, Inc.(a) ....... 246,070
4,504 Microsoft Corp. ............... 923,365
2,184 NXP Semiconductor NV ......... 256,686
5,781 Oracle Corp. .................. 320,557
1,611 SAP SE ...................... 254,303
4,414 Seagate Technology Plc .......... 199,601
2,388 Synopsys, Inc.(a) ............... 475,737
2,997 Texas Instruments, Inc. .......... 382,267
6,620 TietoEVRY Oyj(a) .............. 194,444
7,995 Western Union Co. (The) ........ 194,119
8,892,507
Insurance — 4.2%
4,334 MetLife, Inc. .................. 164,042
1,627 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 431,275
3,598 Principal Financial Group, Inc. ..... 152,663
4,657 Prudential Financial, Inc. ......... 295,114
1,480 Reinsurance Group of America, Inc. . 126,170
2,294 Swiss Re AG .................. 181,018
1,022 Willis Towers Watson Plc ......... 214,630
407 Zurich Insurance Group AG ...... 150,510
1,715,422
Materials — 3.5%
8,924 Anglo American Plc ............. 216,033
5,210 Cabot Corp. .................. 190,061
4,407 LyondellBasell Industries NV - Class A 275,526
Shares Value
Materials (continued)
5,044 Newmont Corp. ............... $ 349,045
1,961 Packaging Corp. of America ....... 188,491
7,160 Westrock Co. ................. 192,318
1,411,474
Real Estate — 3.3%
13,830 Brandywine Realty Trust REIT ..... 149,779
82,560 CapitaLand Ltd. ............... 166,626
8,852 Castellum AB ................. 190,376
64,995 China Overseas Land & Investment
Ltd. ..................... 198,050
50,395 China Resources Land Ltd. ....... 210,042
1,175 Gecina SA REIT ............... 152,424
112,164 Swire Properties Ltd. ............ 259,210
1,326,507
Utilities — 2.2%
16,919 Cia de Saneamento Basico do Estado
de Sao Paulo .............. 196,384
18,915 E.ON SE .................... 222,063
19,093 Enagas SA .................... 481,705
900,152
Total Common Stocks
(Cost $39,442,112)
40,117,355
INVESTMENT COMPANY — 1.3%
524,398 SEI Daily Income Trust Government
II Fund - Class A, 0.07%(b) ... 524,398
Total Investment Company
(Cost $524,398)
524,398
TOTAL INVESTMENTS — 99.9%
(Cost $39,966,510)
$ 40,641,753
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
60,576
NET ASSETS — 100.0%
$ 40,702,329
(a) Non-income producing security.
(b) The rate shown represents the current yield as of July 31, 2020.
REIT — Real Estate Investment Trust
Portfolio Diversification by Sector (Unaudited)
Sector
Percentage
of Net Assets
Banks ...................................... 2 .0%
Communication Services ........................ 6.9
Consumer Discretionary ........................ 6.0
Consumer Staples ............................. 8.3
Diversified Financials ........................... 9.9
Energy ..................................... 2.0
Health Care ................................. 17.3
Industrials ................................... 11.2

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
- (Continued)
3
July 31, 2020
(Unaudited)
Sector
Percentage
of Net Assets
Information Technology ........................ 21.8%
Insurance ................................... 4.2
Materials .................................... 3.5
Real Estate .................................. 3.3
Utilities ..................................... 2.2
Others* ..................................... 1.4
100.0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.